SHAREHOLDERS' EQUITY - Subscription Agreement (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 05, 2022	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
SHAREHOLDERS' EQUITY
Total Proceeds			$ 458,341	$ 548,367
Class A ordinary share
SHAREHOLDERS' EQUITY
Issuance of Class A Ordinary Share (in shares)	285,000	200,000
Public offering price	$ 2.0	$ 2.3
Total Proceeds	$ 552,892	$ 458,341